Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 $ / USD shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Share Options [Abstract]
Outstanding as of beginning of period/year	9,124,109	5,668,825	3,994,004
Granted during the period/year | shares	1,416,119	3,455,284	1,711,307
Cancelled during the year	0	0	(36,486)
At the end of the period/year | shares	10,540,228	9,124,109	5,668,825
Outstanding as of beginning of period/year	$ 4.85	$ 6.07	$ 7.8
Granted during the period/year	7.05	2.85	2.1
Cancelled during the year	0	0	10
At the end of the period/year	$ 5.15	$ 4.85	$ 6.07